Share-based Payments - Charge for Share-based Payments Under IFRS 2 (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 2,189,293	£ 3,651,898	£ 6,494,018
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	805,738	2,441,671	6,185,067
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,064,217	586,291
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 319,338	298,287	133,601
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		£ 325,649	£ 175,350